Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,121	Fees	Canada (CA)	snj:CA-QC	Government of Quebec, Ministry of Natural Resources and Forests	Saint-Urbain	gsm:ResourceQuartziteMember	gsm:NorthAmericaSiliconMetalSegmentMember	Open Pit
#: 2
	18,383	Taxes	Spain (ES)		Deputacion da Coruna, Ministry of Public Finance	Serrabal, Esmeralda, And Sonia	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 3
	1,807	Fees	Spain (ES)		Deputacion da Coruna, Ministry of Public Finance	Serrabal, Esmeralda, And Sonia	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 4
	29,549	Taxes	Spain (ES)		Concello de Vicedo, Ministry of Public Finance	Coto Minero Conchitina	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 5
	809	Fees	Spain (ES)		Concello de Vicedo, Ministry of Public Finance	Coto Minero Conchitina	gsm:ResourceQuartzMember	gsm:EuropeSiliconMetalsAndSiliconAlloysSegmentMember	Open Pit
#: 6
	1,616,612	Taxes	South Africa (ZA)	snj:ZA-MP	Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust	Thaba Chueu Mining	gsm:ResourceQuartziteMember	gsm:SouthAfricaSiliconMetalAndSiliconAlloysSegmentMember	Open Pit
#: 7
	71,569	Royalties	South Africa (ZA)	snj:ZA-MP	Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust	Thaba Chueu Mining	gsm:ResourceQuartziteMember	gsm:SouthAfricaSiliconMetalAndSiliconAlloysSegmentMember	Open Pit
#: 8
	$ 13,577	Comm. Social Resp.	South Africa (ZA)	snj:ZA-MP	Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust	Thaba Chueu Mining	gsm:ResourceQuartziteMember	gsm:SouthAfricaSiliconMetalAndSiliconAlloysSegmentMember	Open Pit